Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments in associates and joint ventures
Schedule of investment entities

	2023	2022
Joint ventures
Interligação Elétrica do Madeira S.A.	1,705,188	1,871,142
Transmissora Aliança de Energia Elétrica S.A.	1,513,497	1,830,504
Equion Energía Limited	1,037,418	1,191,154
Interligação Elétrica Paraguaçu S.A.	526,294	614,112
Interligação Elétrica Garanhuns S.A.	500,889	571,328
Interligação Elétrica Ivaí S.A.	456,076	469,176
Interligação Elétrica Aimorés S.A.	335,995	411,495
Conexión Kimal Lo Aguirre S.A.	119,069	169,230
Ecodiesel Colombia S.A.	85,030	54,614
Transnexa S.A. E.M.A.	8,545	8,545
Interconexión Eléctrica Colombia Panamá S.A.	2,544	20,516
Derivex S.A.	1,123	439
Parques de Rio	71	83
Interconexión Eléctrica Colombia Panamá S.A.S E.S.P.	4	4
	6,291,743	7,212,342
Less impairment:
Equion Energía Limited	(408,183)	(400,196)
Transnexa S.A. E.M.A.	(8,545)	(8,545)
	5,875,015	6,803,601
Associates
Gases del Caribe S.A. E.S.P.	1,527,699	1,495,341
ATP Tower Holdings	720,332	913,218
Gas Natural del Oriente S.A. E.S.P.	156,353	148,254
Gases de la Guajira S.A. E.S.P.	69,996	69,376
E2 Energía Eficiente S.A. E.S.P.	34,432	34,944
Extrucol S.A.	30,147	27,680
Serviport S.A.	9,399	9,399
Sociedad Portuaria Olefinas y Derivados S.A.	4,658	4,186
	2,553,016	2,702,398
Less impairment: Serviport S.A.	(9,399)	(9,399)
	2,543,617	2,692,999
	8,418,632	9,496,600

Schedule of movement of investments in associates and joint ventures

For the year ended December 31, 2023:

	Associates	Joint ventures	Total
Opening balance	2,692,999	6,803,601	9,496,600
Capital contributions	—	853	853
Effects of equity method through:
Profit or loss	197,732	607,617	805,349
Other comprehensive income	(168,566)	(1,181,002)	(1,349,568)
Dividends declared (1)	(178,548)	(348,067)	(526,615)
Impairment (Note 17)	—	(7,987)	(7,987)
Closing balance	2,543,617	5,875,015	8,418,632
(1)

During 2023, Ecopetrol Business Group received dividends of $482,124 from its investments Transmissora Aliança de Energía Elétrica, Interligação Elétrica Paraguaçu, Interligação Elétrica Aimorés, Gases del Caribe, Gas Natural del Oriente, Gases de la Guajira and Extrucol.

For the year ended December 31, 2022:

	Associates	Joint ventures	Total
Opening balance	2,608,156	5,749,030	8,357,186
Capital contributions	—	329,377	329,377
Effects of equity method through:
Profit or loss	126,329	642,093	768,422
Other comprehensive income	149,165	1,450,948	1,600,113
Dividends declared (1)	(190,651)	(1,365,755)	(1,556,406)
Impairment (Note 17)	—	(2,092)	(2,092)
Closing balance	2,692,999	6,803,601	9,496,600
(1)	During 2022, Ecopetrol Business Group received dividends of $1,471,134 from its investments Transmissora Aliança de Energia Elétrica S.A., Interligação Elétrica do Madeira S.A., Gas Natural del Oriente S.A. E.S.P, Gases del Caribe S.A. E.S.P., Extrucol S.A., Gases de la Guajira S.A. E.S.P. and E2 Energía Eficiente S.A. E.S.P.

For the year ended December 31, 2021:

	Associates	Joint ventures	Total
Opening balance	1,791,249	1,383,379	3,174,628
Capital contributions	—	44,735	44,735
Business combination	783,494	4,231,255	5,014,749
Effects of equity method through:
Profit or loss	193,367	232,797	426,164
Other comprehensive income	12,142	121,856	133,998
Dividends declared (1)	(171,238)	(177,870)	(349,108)
Impairment (Note 17)	(858)	(83,644)	(84,502)
Others	—	(3,478)	(3,478)
Closing balance	2,608,156	5,749,030	8,357,186
(1)	During 2021, the Group received dividends of $206,048 from Ecodiesel, Transmissora Aliança de Energia Elétrica S.A., Interligação Elétrica do Madeira S.A., Gas Natural del Oriente S.A. E.S.P, Gases del Caribe S.A. E.S.P., Extrucol S.A., Gases de la Guajira S.A. E.S.P. and E2 Energía Eficiente S.A. E.S.P.

Schedule of breakdown of assets, liabilities and results of the main investments in associates and joint ventures

	2023			2022
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Statement of financial position
Current assets	675,192	2,167,294	1,395,515	689,613	1,967,310	1,684,029
Non–current assets	5,064,524	11,709,871	5,661	5,890,932	12,351,913	27,943
Total assets	5,739,716	13,877,165	1,401,176	6,580,545	14,319,223	1,711,972
Current liabilities	290,292	1,276,744	29,726	376,203	753,445	41,336
Non–current liabilities	2,288,606	7,327,321	42,056	2,765,355	7,474,497	31,372
Total liabilities	2,578,898	8,604,065	71,782	3,141,558	8,227,942	72,708
Equity	3,160,818	5,273,100	1,329,394	3,438,987	6,091,281	1,639,264
Other complementary information
Cash and cash equivalents	193,009	624	34,378	200,091	700,313	52,370

	2023			2022
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Statement of profit or loss
Sales revenue	613,807	1,165,129	11	603,362	2,598,283	4,263
Costs	(33,798)	(191,359)	(23,815)	(20,098)	(410,106)	(23,726)
Other operating expenses, net	—	(133,717)	(2,579)	—	(198,835)	(945)
Financial (expenses) income	(125,247)	327,744	82,424	(88,991)	(606,837)	48,040
Income tax	(97,899)	(46,465)	(17,323)	(106,292)	(129,531)	23,151
Financial year results	356,863	1,121,332	38,718	387,981	1,252,974	50,783
Other comprehensive results	—	(46,177)	796,213	—	8,565	1,144,801
Other complementary information
Depreciation and amortization	804	30,875	21	881	20,551	47

Schedule of reconciliation of equity of the significant investments and carrying amount of investments

	2023			2022
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Equity of the joint venture	3,160,818	5,273,100	1,329,394	3,438,987	6,091,281	1,639,264
% of Ecopetrol’s ownership	51%	14.88%	51%	51%	14.88%	51%
Ecopetrol’s ownership	1,612,017	784,637	677,991	1,753,883	906,383	836,025
Additional value of the investment	—	177,988	375,694	—	230,828	375,694
Impairment	—	—	(408,183)	—	—	(400,196)
Unrealized gain	—	—	(16,267)	—	—	(20,565)
Carrying amount of the investment	1,612,017	962,625	629,235	1,753,883	1,137,211	790,958